Income Taxes (Details) - Schedule of Net Change Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Net Change Valuation Allowance of Deferred Tax Assets [Abstract]
Beginning Balance	¥ 403,682	¥ 382,720
Ending Balance	451,375	403,682
Additions-change to tax expense	66,019	84,941
NOL Reductions/expirations	¥ (18,326)	¥ (63,979)